VARIABLE INTEREST ENTITIES ("VIE") - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Apr. 16, 2019
Variable Interest Entity [Line Items]
Effect of consolidating Hilli Lessor VIE | $	$ 115,246	$ 28,703
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	8	8
Term of sale leaseback transaction	10 years
Variable Interest Entity, Primary Beneficiary | ICBC Finance Leasing Co. Ltd Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	4
Variable Interest Entity, Primary Beneficiary | CMBL Lessor VIE
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
Variable Interest Entity, Primary Beneficiary | CCBFL Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
Variable Interest Entity, Primary Beneficiary | COSCO Shipping Lessor Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
Variable Interest Entity, Primary Beneficiary | China State Shipbuilding Corporation, CSSC
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction	1
Gimi MS | Vessels - FLNG
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners			30.00%
Non-controlling Interests
Variable Interest Entity [Line Items]
Effect of consolidating Hilli Lessor VIE | $	$ 105,257	$ 28,703